Accounts Receivable (Net Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Billed utility revenue	$ 56,876	$ 55,537
Unbilled revenue	37,276	35,566
Other	10,867	11,261
Gross accounts receivable	105,019	102,364
Less allowance for doubtful accounts	5,873	5,365	$ 4,413	$ 4,299
Net accounts receivable	$ 99,146	$ 96,999